Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 237,745	$ 214,479
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	205,737	183,138
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,980	9,961
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,518	16,253
More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,510	$ 5,127